Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 3.2%
Cochlear Ltd.	203,022	$33,896,767
Rio Tinto PLC	829,345	66,303,283
		100,200,050
BELGIUM — 0.8%
Umicore SA	583,233	25,211,631

BRAZIL — 3.9%
MercadoLibre, Inc.*	103,736	123,391,897

CANADA — 2.1%
Constellation Software, Inc.	21,939	37,502,414
Ritchie Bros. Auctioneers, Inc.	477,849	28,207,427
		65,709,841
CHINA — 8.3%
Alibaba Group Holding Ltd.*	2,831,388	38,639,139
Futu Holdings Ltd. ADR*	188,600	6,140,816
Hangzhou Tigermed Consulting Co., Ltd., Class H	1,127,900	13,603,091
JD.com, Inc., Class A *	66,847	1,899,450
Meituan, Class B *	1,533,900	29,058,111
Ping An Healthcare and Technology Co., Ltd.*	3,720,400	9,615,476
Ping An Insurance Group Co. of China Ltd., Class H	5,673,000	39,660,309
Prosus NV	334,801	18,055,097
Tencent Holdings Ltd.	1,324,100	61,033,520
Tencent Music Entertainment Group ADR*	3,576,507	17,417,589
Wuxi Biologics Cayman, Inc.*	1,391,500	11,049,349
Zai Lab Ltd.*	3,220,300	14,779,184
		260,951,131
DENMARK — 4.4%
Ambu A/S, B Shares	885,878	13,041,146
Chr. Hansen Holding A/S	382,782	28,106,525
DSV A/S	266,773	51,128,542
Novozymes A/S, B Shares	683,201	46,843,129
		139,119,342
FINLAND — 1.2%
Kone Oyj, B Shares	726,869	38,037,132

FRANCE — 4.2%
Danone SA	774,063	42,761,562
Dassault Systemes SE	899,987	44,215,142
Edenred	896,454	44,325,023
		131,301,727
GERMANY — 7.8%
BioNTech SE ADR*	103,697	17,686,560
Deutsche Boerse AG	415,648	74,821,160
Rational AG	51,628	35,557,365
SAP SE	571,146	63,299,055
Scout24 SE	929,149	52,972,786
		244,336,926
HONG KONG — 4.3%
AIA Group Ltd.	8,896,000	92,891,016
Hong Kong Exchanges & Clearing Ltd.	858,000	40,217,311
		133,108,327
INDIA — 3.0%
Housing Development Finance Corp., Ltd.	2,150,355	67,237,483
ICICI Lombard General Insurance Co., Ltd.	1,578,346	27,532,734
		94,770,217

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
IRELAND — 5.6%
CRH PLC*	1,352,038	$54,002,656
Kingspan Group PLC	619,736	60,577,231
Ryanair Holdings PLC ADR*	683,360	59,534,323
		174,114,210
ITALY — 1.1%
FinecoBank Banca Fineco SpA	2,179,396	33,061,629

JAPAN — 14.1%
Denso Corp.	747,800	47,709,729
FANUC Corp.	256,300	44,983,194
Japan Exchange Group, Inc.	1,877,800	34,866,818
MonotaRO Co., Ltd.	2,157,700	46,309,282
Nidec Corp.	582,400	45,999,745
Nintendo Co., Ltd.	65,200	32,910,486
Shimano, Inc.	188,400	43,145,175
Shiseido Co., Ltd.	651,400	32,901,221
SMC Corp.	89,100	49,806,373
Sony Group Corp.	600,400	61,766,580
		440,398,603
NETHERLANDS — 6.9%
Adyen NV*	15,872	31,437,589
ASML Holding NV	91,391	61,069,465
Heineken Holding NV	278,671	21,820,844
IMCD NV	399,893	68,218,729
Topicus.com, Inc.*	438,299	32,693,182
		215,239,809
NORWAY — 1.1%
Aker Carbon Capture ASA*	13,806,673	35,506,368

PANAMA — 0.8%
Copa Holdings SA, Class A *	315,864	26,418,865

RUSSIA — 0.0%
Magnit PJSC GDR Reg S(a)	1,188,501	0
MMC Norilsk Nickel PJSC ADR(a)	773,861	0
		0
SOUTH AFRICA — 1.8%
Discovery Ltd.*	4,542,339	56,582,522

SOUTH KOREA — 3.2%
Coupang, Inc.*	1,498,359	26,490,987
Samsung Electronics Co., Ltd.	1,308,069	74,851,611
		101,342,598
SPAIN — 1.5%
Amadeus IT Group SA*	725,858	47,193,911

SWEDEN — 3.4%
Atlas Copco AB, B Shares	1,308,068	59,320,280
Epiroc AB, B Shares	2,668,580	48,179,679
		107,499,959
SWITZERLAND — 7.4%
Cie Financiere Richemont SA	425,053	53,877,543
Kuehne + Nagel International AG	157,198	44,633,096
Nestle SA	649,003	84,382,503
Temenos AG	342,108	32,907,284
Wizz Air Holdings PLC*	398,982	15,043,333
		230,843,759
TAIWAN — 4.3%
Sea Ltd. ADR*	202,748	24,287,183

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
TAIWAN (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	5,355,000	$109,849,907
		134,137,090
UNITED KINGDOM — 3.2%
Experian PLC	1,217,105	46,889,732
Just Eat Takeaway*	235,166	7,939,231
Oxford Nanopore Technologies PLC*	2,883,880	14,998,853
Prudential PLC	1,975,046	29,158,146
		98,985,962
UNITED STATES — 0.9%
Spotify Technology SA*	178,357	26,935,474
TOTAL INVESTMENTS — 98.5%
(cost $2,330,630,995)		$3,084,398,980
Other assets less liabilities — 1.5%		46,928,487
NET ASSETS — 100.0%		$3,131,327,467

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$441,485,902	$2,642,913,078	$0	$3,084,398,980
Total	$441,485,902	$2,642,913,078	$0	$3,084,398,980

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Alpha Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(42,555,192)
Transfers into Level 3	42,555,192
Transfers out of Level 3	—
Balance at March 31, 2022	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2022	$(42,555,192)

$42,555,192 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to March 31, 2022.

Level 3

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market.  This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia.  As a result of this management made the decision to value several securities at nil. The impacted securities are as follows:

Magnit PJSC GDR Reg S

MMC Norilsk Nickel PJSC ADR

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.